CONSOLIDATED STATEMENT OF INCOME - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
Interest and similar income	S/ 11,030,683	S/ 10,773,055	S/ 9,784,089
Interest and similar expenses	(2,959,196)	(2,914,714)	(2,527,133)
Net interest, similar income and expenses	8,071,487	7,858,341	7,256,956
Provision for loan losses, net of recoveries	(1,789,165)	(1,785,495)	(1,880,898)
Net Interest, similar income after provision for loan losses	6,282,322	6,072,846	5,376,058
Other income
Commissions and fees	2,911,408	2,771,561	2,644,191
Net gains on foreign exchange transactions operaciones de cambio	650,228	698,159	773,798
Net gains on sales of securities	741,781	336,759	248,723
Net gains on derivatives held for trading	103,580	44,500	207,938
Net gains from exchange difference	17,394	0	46,563
Net gains on financial assets designated at fair value through profit or loss	67,633	51,667	0
Others	396,683	344,460	325,666
Total other income	4,888,707	4,247,106	4,246,879
Insurance premiums and claims
Net premiums earned	1,808,340	1,799,115	1,733,978
Net claims incurred for life, general and health insurance contracts	(1,118,304)	(1,098,905)	(1,031,659)
Total premiums earned less claims	690,036	700,210	702,319
Other expenses
Salaries and employees benefits	(3,071,020)	(2,942,743)	(2,878,318)
Administrative expenses	(2,158,823)	(2,094,678)	(1,995,802)
Depreciation and amortization	(419,975)	(407,061)	(396,497)
Net loss from exchange difference	0	(60,624)	0
Impairment loss on goodwill	0	(94)	(82,374)
Net impairment loss on available-for-sale investments	(766)	(14,459)	(43,801)
Net loss on financial assets at fair value through profit or loss	0	0	(33,500)
Others	(635,547)	(609,075)	(534,372)
Total other expenses	(6,286,131)	(6,128,734)	(5,964,664)
Profit before income tax	5,574,934	4,891,428	4,360,592
Income tax	(1,393,286)	(1,281,448)	(1,197,207)
Net profit	4,181,648	3,609,980	3,163,385
Attributable to:
Credicorp’s equity holders	4,091,753	3,514,582	3,092,303
Non-controlling interest	89,895	95,398	71,082
Net profit for the year	S/ 4,181,648	S/ 3,609,980	S/ 3,163,385
Net basic and dilutive earnings per share attributable to equity holders of Credicorp Ltd. (in Soles):
Basic	S/ 51.49	S/ 44.23	S/ 38.91
Diluted	S/ 51.35	S/ 44.15	S/ 38.84